Short-term Borrowings and Long-term Borrowings - Borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Apr. 30, 2021 USD ($)
Short term Borrowings and Long-term Borrowings
Principal amount					¥ 900,000		$ 862,500
Short-term borrowings	¥ 390,750	¥ 390,750	¥ 37,042		110,000
Long-term borrowings	9,230,807	9,230,807	5,960,899	$ 1,338,341	¥ 790,000
Total borrowings	¥ 9,621,557	9,621,557	¥ 5,997,941	9,621,557		$ 5,997,941
5-year LPR
Short term Borrowings and Long-term Borrowings
Interest rate per annum (as a percent)	(0.40%)
1-year LPR
Short term Borrowings and Long-term Borrowings
Interest rate per annum (as a percent)	(0.90%)
Secured borrowing matures February 15, 2027
Short term Borrowings and Long-term Borrowings
Principal amount	¥ 900,000	900,000
Total borrowings	900,000	¥ 900,000
Secured borrowing matures February 15, 2027 | 5-year LPR
Short term Borrowings and Long-term Borrowings
Interest rate per annum (as a percent)		0.40%	0.40%
Secured borrowing matures September 28, 2029
Short term Borrowings and Long-term Borrowings
Principal amount	600,000	¥ 600,000
Total borrowings	600,000	¥ 600,000	¥ 600,000
Secured borrowing matures September 28, 2029 | 5-year LPR
Short term Borrowings and Long-term Borrowings
Interest rate per annum (as a percent)		0.31%	0.31%
Secured borrowing
Short term Borrowings and Long-term Borrowings
Short-term borrowings	283,785	¥ 283,785	¥ 37,042
Long-term borrowings	1,440,544	1,440,544	562,958
Convertible debt
Short term Borrowings and Long-term Borrowings
Principal amount | $				$ 862,500
Long-term borrowings	¥ 5,913,715	¥ 5,913,715	¥ 5,397,941
Interest rate per annum (as a percent)	0.25%	0.25%	0.25%	0.25%		0.25%
Total borrowings | $				$ 5,913,715		$ 5,397,941
Secured bank loan 2
Short term Borrowings and Long-term Borrowings
Long-term borrowings	¥ 541,265	¥ 541,265
Secured borrowing 1
Short term Borrowings and Long-term Borrowings
Principal amount	625,383	625,383
Long-term borrowings	625,383	625,383
Total borrowings	625,383	¥ 625,383
Secured borrowing 1 | 5-year LPR
Short term Borrowings and Long-term Borrowings
Interest rate per annum (as a percent)		0.80%	0.80%
Secured borrowing 2
Short term Borrowings and Long-term Borrowings
Principal amount	224,329	¥ 224,329
Total borrowings	224,329	¥ 224,329
Secured borrowing 2 | 5-year LPR
Short term Borrowings and Long-term Borrowings
Interest rate per annum (as a percent)		(0.60%)	(0.60%)
Credit guaranteed borrowing 1
Short term Borrowings and Long-term Borrowings
Principal amount | $				50,000
Long-term borrowings	500,000	¥ 500,000
Total borrowings | $				$ 348,230
Credit guaranteed borrowing 2
Short term Borrowings and Long-term Borrowings
Principal amount	300,000	300,000
Short-term borrowings	106,965	106,965
Total borrowings	300,000	300,000
Credit guaranteed borrowing 3
Short term Borrowings and Long-term Borrowings
Principal amount	209,900	209,900
Total borrowings	209,900	¥ 209,900
Credit guaranteed borrowing 3 | 1-year LPR
Short term Borrowings and Long-term Borrowings
Interest rate per annum (as a percent)		(0.90%)	(0.90%)
Unsecured borrowing 1
Short term Borrowings and Long-term Borrowings
Principal amount	260,000	¥ 260,000
Long-term borrowings	209,900	209,900
Total borrowings	260,000	¥ 260,000
Unsecured borrowing 1 | 1-year LPR
Short term Borrowings and Long-term Borrowings
Interest rate per annum (as a percent)		0.70%	0.70%
Unsecured borrowing 2
Short term Borrowings and Long-term Borrowings
Principal amount	240,000	¥ 240,000
Total borrowings	¥ 240,000	¥ 240,000
Unsecured borrowing 2 | 1-year LPR
Short term Borrowings and Long-term Borrowings
Interest rate per annum (as a percent)		(0.70%)	(0.70%)